Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, Class A Shares)	0 Months Ended
	Mar. 14, 2012
(Columbia Active Portfolios®—Select Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Active Portfolios® Multi-Manager Core Plus Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.00%
Fee waivers and/or reimbursements	(0.16%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Active Portfolios® Multi-Manager Small Cap Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.96%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.45%	[1]
Total annual Fund operating expenses	1.66%
Fee waivers and/or reimbursements	(0.32%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Active Portfolios® Multi-Manager Alternative Strategies Fund) | Class A Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Dividend expenses and borrowing costs on securities sold short	0.09%	[5]
Remainder of other expenses	0.42%
Other expenses	0.51%	[1]
Total annual Fund operating expenses	1.86%
Fee waivers and/or reimbursements	(0.27%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class A.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
[5]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.